Noncontrolling Interest Of Common And Redeemable Preferred Units In SLP (Equity Reconciliation Of Parent And Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Noncontrolling Interest [Line Items]
Balance	$ 36,651
Stock-based compensation	35
Warrant expiration	0
Preferred dividends	(2,512)
Net loss	12
Balance	34,186
Preferred A Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance	8
Stock-based compensation	0
Warrant expiration	0
Preferred dividends	0
Net loss	0
Balance	8
Preferred C Shares Par Value [Member]
Noncontrolling Interest [Line Items]
Balance	30
Stock-based compensation	0
Warrant expiration	0
Preferred dividends	0
Net loss	0
Balance	30
Warrants [Member]
Noncontrolling Interest [Line Items]
Balance	252
Stock-based compensation	0
Warrant expiration	(252)
Preferred dividends	0
Net loss	0
Balance	0
Common Stock [Member]
Noncontrolling Interest [Line Items]
Balance	29
Stock-based compensation	0
Warrant expiration	0
Preferred dividends	0
Net loss	0
Balance	29
Additional Paid-In Capital [Member]
Noncontrolling Interest [Line Items]
Balance	134,994
Stock-based compensation	35
Warrant expiration	252
Preferred dividends	0
Net loss	0
Balance	135,281
Distributions In Excess Of Retained Earnings[Member]
Noncontrolling Interest [Line Items]
Balance	(98,777)
Stock-based compensation	0
Warrant expiration	0
Preferred dividends	(2,512)
Net loss	12
Balance	(101,277)
Total Shareholder Equity [Member]
Noncontrolling Interest [Line Items]
Balance	36,536
Stock-based compensation	35
Warrant expiration	0
Preferred dividends	(2,512)
Net loss	12
Balance	34,071
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Balance	115
Stock-based compensation	0
Warrant expiration	0
Preferred dividends	0
Net loss	0
Balance	$ 115